Lease liabilities - Schedule of Lease Liabilities by Maturity Date (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 593,725	€ 443,507	€ 438,052
Year 1 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	122,642	111,457
Year 2 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	102,631	91,081
Year 3 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	82,248	62,502
Year 4 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	68,876	46,528
Beyond | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 217,328	€ 131,939